Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	Power Resource Exploration Inc.
Entity Central Index Key	0001375476
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	428,236
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	145	4,128
Prepaid expenses		1,010
Other current assets	590
Total current assets	735	5,138
Oil and Gas Property Interests		116,748
Total assets	735	121,886
Current Liabilities
Accounts payable	11,052	16,484
Accrued liabilities	18,240	18,520
Accrued interest	905
Note payable	35,000
Total current liabilities	65,197	35,004
Shareholders' Equity (Deficiency)
Preferred stock: no par value; unlimited shares authorized
Common Stock: no par value; unlimited shares authorized, 428,236 shares issued and outstanding at December 31, 2011 and 2010	411,756	411,756
Contributed Surplus	3,997,346	3,210,807
Deficit accumulated during the exploration stage	(4,473,564)	(3,535,681)
Total stockholders' equity (deficiency)	(64,462)	86,882
Total liabilities and stockholders' equity (deficiency)	735	121,886

Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, shares issued	428,236	428,236
Common stock, shares outstanding	428,236	428,236

Statements of Operations	12 Months Ended						80 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CAD	Dec. 31, 2011 CAD
Operating Expense
Professional fees		32,216		20,150		30,125	146,941
Directors' fees				(27,670)		173,575	131,000
Consulting fees				4,500		8,800	13,300
Modification of warrants - stock-based compensation		898,997		898,997		2,100,352	3,898,346
Listing and filing fees		2,255		982		185	49,507
Transfer agent fees		1,066		101		218	5,119
Rent							10,682
Office and sundry		3,433		5,835		12,245	37,504
Total Operating Expense		937,967		902,895		2,325,500	4,292,399
Loss From Operations		(937,967)		(902,895)		(2,325,500)	(4,292,399)
Other Income (Expense)
Interest income (expense)		(930)				(2,340)	2,005
Foreign exchange gain (loss)		600		(15)		(80)	105
Write-off of mineral property option agreement							(3,000)
Income from liability settlement		4,704					4,704
Surrendered oil and gas property interests		(116,748)		(68,231)			(184,979)
Total Other Income (Expense)		(112,374)		(68,246)		(2,420)	(181,165)
Net Loss		(1,050,341)		(971,141)		(2,327,920)	(4,473,564)
Basic and Diluted Net Loss Per Share	$ (2.45)		$ (2.27)		$ (5.55)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	428,236	428,236	427,896	427,896	419,524	419,524

Statements of Stockholders' Equity (Deficiency) (CAD)	Common Stock Shares issued to directors for cash at $0.01 per share on April 30, 2005	Common Stock Private placement, common share issuances for cash at $1.00 per share on May 26, 2005	Common Stock Private placement, common share issuances for cash at $10.00 per share on July 11, 2005	Common Stock	Common Stock Issuable	Contributed Surplus	Deficit Accumulated During the Exploration Stage	Total
Beginning balance at Apr. 24, 2005
Common stock issued (shares)	300,000	115,500	1,598
Common stock issued	3,000	115,500	15,975
Rounding due to reverse 100-for-1 stock split on October 17, 2011				45
Net loss for the period							(8,950)	(8,950)
Ending balance at Dec. 31, 2005				134,475			(8,950)	125,525
Ending balance (shares) at Dec. 31, 2005				417,143
Net loss for the period							(34,692)	(34,692)
Ending balance at Dec. 31, 2006				134,475			(43,642)	90,833
Ending balance (shares) at Dec. 31, 2006				417,143
Net loss for the period							(61,618)	(61,618)
Ending balance at Dec. 31, 2007				134,475			(105,260)	29,215
Ending balance (shares) at Dec. 31, 2007				417,143
Stock-based compensation						67,053		67,053
Net loss for the period							(131,360)	(131,360)
Ending balance at Dec. 31, 2008				134,475		67,053	(236,620)	(35,092)
Beginning balance (shares) at Dec. 31, 2008				417,143
Warrants exercised (shares)				4,313	4,780
Warrants exercised				107,796	119,485			227,281
Stock-based compensation						2,272,427		2,272,427
Net loss for the period							(2,327,920)	(2,327,920)
Ending balance at Dec. 31, 2009				242,271	119,485	2,339,480	(2,564,540)	136,696
Ending balance (shares) at Dec. 31, 2009				421,456	4,780
Warrants exercised (shares)				2,000
Warrants exercised				50,000				50,000
Stock-based compensation						871,327		871,327
Shares issued on obligation (shares)				4,780	(4,780)
Shares issued on obligation				119,485	(119,485)
Net loss for the period							(971,141)	(971,141)
Ending balance at Dec. 31, 2010				411,756		3,210,807	(3,535,681)	86,882
Ending balance (shares) at Dec. 31, 2010				428,236
Warrants exercised
Stock-based compensation						898,997		898,997
Cumulative adjustment for transition from Canadian GAAP to U.S. GAAP, effective January 1, 2011						(112,458)	112,458
Net loss for the period							(1,050,341)	(1,050,341)
Ending balance at Dec. 31, 2011				411,756		3,997,346	(4,473,564)	(64,462)
Ending balance (shares) at Dec. 31, 2011				428,236

Statements of Stockholders' Equity (Deficiency) (Parenthetical) (USD $)	Jul. 11, 2005	May 26, 2005	Apr. 30, 2005
Statement of Stockholders' Equity [Abstract]
Common stock, price per share	$ 10	$ 1	$ 0.01

Statements of Cash Flows (CAD)	12 Months Ended			80 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Cash flows from operating activities
Net loss for the period	(1,050,341)	(971,141)	(2,327,920)	(4,473,564)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	898,997	871,327	2,272,427	3,997,346
Surrendered oil and gas property interests	116,748	68,231		184,979
Gain on extinguishment of debt	(4,704)			(4,704)
Changes in operating assets and liabilities:
Decrease in prepaid expenses	1,010
(Increase) in other current assets	(590)	2,119	(1,390)	(590)
Increase (decrease) in accounts payable	(728)	4,944	11,477	15,756
Increase (decrease) in accrued liabilities	(280)	(6,480)	6,650	18,240
Increase in accrued interest	905			905
Interest on bridge loan settled by obligation to issue shares			2,340	2,340
Net cash used in operating activities	(38,983)	(31,000)	(36,416)	(259,292)
Cash flows from investing activities
Expenditures on oil and gas property interests		(18,516)	(124,347)	(184,979)
Net cash used in investing activities		(18,516)	(124,347)	(184,979)
Cash flows from financing activities
Issuance of capital stock and warrants for cash				134,475
Issuance of capital stock upon exercise of warrants		50,000	107,796	157,796
Proceeds from note payable to stockholder	35,000			35,000
Proceeds from bridge loan				117,145
Net cash provided by financing activities	35,000	50,000	107,796	444,416
Increase (decrease) in cash	(3,983)	484	(52,967)	145
Cash at beginning of period	4,128	3,644	56,611
Cash at end of period	145	4,128	3,644	145
Supplemental disclosure of cash flow information:
Interest paid in cash	25			25
Supplemental disclosure of non-cash transactions:
Obligation to issue shares in settlement of bridge loan			119,485	119,485

Description of Business	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Description of Business

1.    Description of Business

Power Resource Exploration Inc. (“we” and the “Company”) was incorporated under the Canada Business Corporations Act on April 25, 2005 under the name Liberty Gold Corp. On June 23, 2006, a majority of the Company’s shareholders approved a change in name of the Company to Liberty Petroleum Inc. On May 23, 2008, a majority of the Company’s shareholders approved a change in name of the Company to Power Oil & Gas Inc. On September 13, 2011, at an annual meeting of shareholders, a majority of the Company’s shareholders approved a change in name of the Company to Power Resource Exploration Inc.

We are an oil and gas exploration stage company. We are in the process of attempting to acquire, explore and if warranted and feasible develop new oil and gas properties.

Canada’s Accounting Standards Board ratified a strategic plan that resulted in Canadian GAAP, as used by publicly accountable enterprises, being fully converged with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board effective January 1, 2011.

The Company determined that adopting accounting principles generally accepted in the United States (“U.S. GAAP”) at this time rather than IFRS would be less disruptive and less costly as we have prepared U.S. GAAP reconciliations in the notes to the financial statements, and the Company’s systems are set-up to capture U.S. GAAP information. As permitted by Canadian securities regulatory authorities, the Company adopted U.S. GAAP for financial reporting purposes effective January 1, 2011. All historical amounts presented have been restated to reflect U.S. GAAP (see Note 3. Summary of Significant Accounting Policies). The Company will continue to monitor developments in IFRS standards, and its intent will be to move to IFRS if and when adopted in the United States.

On September 13, 2011, at the Company’s Annual General Meeting and Special Meeting of Shareholders (“Annual Meeting”), the Company’s shareholders of record as of August 10, 2011, owning a majority of the Company’s issued and outstanding shares of common stock, authorized the Company’s officers to effect a name change of the Company and to execute a reverse stock split of its common stock on the basis of one share for up to one hundred shares to occur within twelve months of the date of the Annual Meeting. On September 22, 2011, the Company’s Board of Directors (the “Board”) approved an amendment to the Company’s Articles of Incorporation reflecting a name change to Power Resource Exploration Inc. and the implementation to effect a one-for-one-hundred reverse stock split with all fractional shares being rounded up to the nearest whole share (the “Reverse Split”). The effective date for the Reverse Split was set as of October 31, 2011, subject to regulatory approval.

The Reverse Split was declared effective by the Financial Industry Regulatory Authority (“FINRA”) on January 3, 2012. All share and per share amounts have been retrospectively restated to reflect the Reverse Split.

Going Concern Uncertainties	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Going Concern Uncertainties

2.     Going Concern Uncertainties

The Company is an exploration stage company, has not generated any revenues, has an accumulated deficit of $4,473,564 as of December 31, 2011, and does not have positive cash flows from operating activities. At December 31, 2011, the Company had a working capital deficiency of $64,462. The Company will require additional financing or outside participation to undertake further acquisitions and exploration and subsequent development of future oil and gas property interests and to meet its administrative overhead costs in 2012.

The Company’s financial statements have been prepared on a going concern basis. The application of the going-concern basis is dependent upon the Company’s ability to achieve and maintain future profitable operations and receive continued financial support from its creditors and shareholders or raise additional equity financing. The current financial equity market conditions and the challenging funding environment make it difficult to raise funds by placement of common shares. There is no assurance that the Company will be successful with any financing ventures. Management is actively engaged in the review and due diligence on new projects, is seeking to raise the necessary capital to meet its funding requirements and has undertaken available cost cutting measures. There can be no assurance that management’s plan will be successful. Therefore a significant uncertainty exists in relation to the Company’s ability to continue as a going concern.

The business of oil and gas exploration involves a high degree of risk and there can be no assurance that any exploration programs will result in profitable operations. The Company has no revenue, and has significant cash requirements to meet its administrative overhead and any maintaining any future oil and gas interests. The recoverability of oil and gas property interests is dependent on several factors. These include the discovery of economically recoverable reserves, the ability of the Company to obtain the necessary financing to complete the acquisition and development of these properties, and future profitable production or proceeds from disposition of oil and gas interests.

In view of these conditions, the ability of the Company to continue as a going concern is in substantial doubt and dependent upon achieving a profitable level of operations and on the ability of the Company to obtain necessary financing to fund ongoing operations. These financial statements do not give effect to any adjustments which will be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying financial statements.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

3.     Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The functional and reporting currency of the Company is the Canadian dollar.

Transition from Canadian GAAP to U.S. GAAP

Adoption of U.S. GAAP resulted in a cumulative adjustment to increase retained earnings at January 1, 2011 by $112,458 with a corresponding decrease to contributed surplus for the same amount. Please refer to “Stock-Based Compensation” below and Note 8. Stock Options.

Estimates

The preparation of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses for the reporting period. Management’s judgments and estimates in these areas are based on information available from both internal and external sources, including engineers, geologists, consultants and historical experience in similar matters. These estimates and assumptions are affected by management’s application of accounting policies. Significant reporting areas impacted by management’s judgments and estimates are the carrying value of oil and gas property interests, estimates of accrued liabilities, accounting for stock-based compensation and the valuation of equity instruments. On an on-going basis, the Company evaluates its estimates. Actual results and outcomes may differ materially from the estimates as additional information becomes known.

Reclassifications

Certain reclassifications have been made to prior fiscal year amounts or balances to conform to the presentation adopted in the current fiscal year.

Foreign currency translation

The Company’s functional currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at exchange rates in effect at the balance sheet date. Other non-monetary assets and liabilities are translated at historic rates. Revenues, expenses, and cash flows in foreign currencies are translated into Canadian dollars at the exchange rate in effect on the date of the transaction. Gains and losses arising from translation are reported in foreign exchange in the computation of net loss.

Full Cost Method of Accounting for Oil and Gas Property Interests

The Company has elected to utilize the full cost method of accounting for its petroleum and natural gas interests, whereby all costs of exploration for and development of petroleum and natural gas reserves are capitalized. These costs include leasehold acquisition costs, geological and geophysical expenses, drilling costs of successful as well as unsuccessful wells and overhead charges related directly to exploration and development activities.

If the interests are sold, the proceeds of the interests will be applied against capitalized costs unless such a sale significantly impacts the rate of depletion.

The Company defers expenditures related to the acquisition, exploration and development of its exploration properties. If an exploration property is abandoned, continued exploration is not planned in the foreseeable future, or when other events and circumstances indicate that the carrying amount may not be recovered, the accumulated costs and expenditures are written down. Deferred expenditures relating to exploration projects represent costs to be charged to operations in the future and do not necessarily reflect the present or future values of the particular projects.

All capitalized costs of oil and gas property interests, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not yet obtained reserve reports because it is still in the exploration stage. As of December 31, 2011, no amortization of capitalized costs of oil and gas properties was recorded.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. As of December 31, 2011, the Company has abandoned all of its oil and gas property interests and written down the carrying value of these assets to $0 at December 31, 2011. See Note 6. Oil and Gas Property Interests.

Full Cost Ceiling Test

At the end of each reporting period, the unamortized costs of oil and gas properties are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. As of December 31, 2011, the Company has abandoned all of its oil and gas property interests and written down the carrying value of these assets to $0 at December 31, 2011. See Note 6. Oil and Gas Property Interests.

Asset Retirement Obligation (“ARO”)

The Company recognizes an estimate of the liability associated with an ARO in the financial statements at the time the liability can be reasonably estimated. The estimated fair value of the ARO is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. The ARO consists of costs related to the plugging of wells, removal of facilities and equipment and site restoration on its oil and gas properties. The capitalized amount is depleted on a unit-of-production basis based upon proven oil and gas reserves. The asset retirement liability is increased each reporting period due to the passage of time and is accreted to operating expense over the useful life of the related asset. The ARO can also increase or decrease due to changes in the estimates of timing of cash flows or changes in the original estimated undiscounted cost. Actual costs incurred upon settlement of the ARO are charged against the ARO to the extent of the liability recorded. As of December 31, 2011, the Company does not have an ARO.

Fair Value of Financial Instruments

The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in on orderly transaction between market participants. See Note 5. Fair Value Measurements for further discussion on fair value of financial instruments.

Stock-Based Compensation

The amount of stock-based compensation expense for U.S. GAAP purposes differs from the amount for Canadian GAAP purposes, representing the impact resulting from the difference in the fair value of stock-based compensation awards and the amortization of the fair value through earnings. Under U.S. GAAP, stock options granted to certain non-employee directors and officers are treated as if the stock options were granted to employees, for accounting purposes only, whereby the fair value of the options are measured on the grant date and the resulting fair value amortized into earning over the requisite service period. Under Canadian GAAP, the same options are considered granted to non-employees, for accounting purposes, whereby the fair value of the options are re-valued each reporting period.

Adoption of U.S. GAAP resulted in a one time cumulative adjustment to increase retained earnings at January 1, 2011 by $112,458 with a corresponding decrease to contributed surplus for the same amount. Please refer to Note 8. Stock Options for the impact on the financial statements, by fiscal year end, for the change from one generally accepted accounting standard to another generally accepted accounting standard.

The Company measures all stock-based compensation awards using a fair value based method on the date of grant and recognizes the amortization of the fair value in its statements of operations over the requisite service period with the offsetting credit to contributed surplus. If and when the stock options are exercised, the applicable amounts from contributed surplus are transferred to capital stock. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates.

Net Loss Per Share

The computation of basic net loss per share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net loss per share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method for shares subject to stock options and warrants. See Note 4. Net Loss Per Share for further discussion.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carry-forwards are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized. The Company reports a liability for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return.  Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively. See Note 11. Income Taxes for further discussion.

Segment Reporting

The Company’s business is considered as operating in one segment based upon the Company’s organizational structure, the way in which the operations are managed and evaluated, the availability of separate financial results and materiality considerations.

Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its financial statements.

Net Loss Per Share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Net Loss Per Share

4.    Net Loss Per Share

During each of the years ended December 31, 2011, 2010, and 2009, the Company recorded a net loss. Therefore, the issuance of shares of common stock from the exercise of stock options or warrants would be anti-dilutive and basic and diluted net loss per share is the same for those periods.

Excluded from the computation of diluted net loss per share for both of the years ended December 31, 2011 and 2010, because their effect would be anti-dilutive, are stock options and warrants to acquire 2,000 and 335,407 shares of common stock, respectively, with weighted-average exercise prices of $51.00 and $59.44 per share, respectively.

Excluded from the computation of diluted net loss per share for the year ended December 31, 2009, because their effect would be anti-dilutive, are stock options and warrants to acquire 4,000 and 337,407 shares of common stock, respectively, with weighted-average exercise prices of $50.50 and $59.23 per share, respectively.

For purposes of earnings per share computations, shares of common stock that are issuable at the end of a reporting period are included as outstanding.

All share and per share amounts reflect the 1-for-100 reverse stock split effective October 31, 2011.

Following is the computation of basic and diluted net loss per share for the years ended December 31, 2011, 2010, and 2009:

	Year Ended
	December 31,
	2011	2010	2009

Numerator - net loss	$(1,050,341)	$(971,141)	$(2,327,920)

Denominator - weighted average number of common shares outstanding - basic and diluted	428,236	427,896	419,524

Basic and diluted net loss per common share	$(2.45)	$(2.27)	$(5.55)

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Fair Value Measurements

5.    Fair Value Measurements

Fair value is defined within the accounting rules as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The rules established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented below, this hierarchy consists of three broad levels:

Level 1:	Valuations consist of unadjusted quoted prices in active markets for identical assets and liabilities and has the highest priority;

Level 2:	Valuations rely on quoted prices in markets that are not active or observable inputs over the full term of the asset or liability;

Level 3:	Valuations are based on prices or third party or internal valuation models that require inputs that are significant to the fair value measurement and are less observable and thus have the lowest priority.

Fair Value of Financial Instruments

Cash, Accounts Payable, Accrued Liabilities, Accrued Interest, and Note Payable. The carrying amounts for these instruments approximate fair value due to the short-term nature or maturity of the instruments and their liquidity.

Management is of the opinion that the Company is not exposed to significant foreign currency, interest, or credit risks arising from these financial instruments.

Oil and Gas Property Interests	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Oil and Gas Property Interests

6.     Oil and Gas Property Interests

Following is the aggregate amount of capitalized costs relating to unproven oil and natural gas producing activities and the aggregate amount of surrendered interests at December 31, 2011 and 2010:

	Year Ended
	December 31,
	2011	2010

Balance, beginning of the year	$116,748	$166,463

Lease and acquisition costs	-	17,441
Geological and geophysical costs	-	1,075
Total costs for the year	-	18,516

Surrendered oil and gas property interests	(116,748)	(68,231)

Balance, end of the year	$-	$116,748

On July 12, 2010, the Company surrendered leases with the Province of Alberta, Canada due to the lack of potential for unconventional tight gas sands. The Company no longer held any interest in the property and all amounts paid for the lease were non-refundable. As a result, the Company wrote off the carrying amount of these leases totalling $23,443 during the year ended December 31, 2010.

In a series of transactions from March 6, 2010 to October 13, 2010, the Company surrendered its rights and obligations to six Alberta Crown Petroleum and Natural Gas leases. As a result, the Company wrote off the carrying amount of these leases totalling $44,788 during the year ended December 31, 2010.

Due to the soft market for natural gas, during the year ended December 31, 2011, the Company surrendered all of its rights and obligations to its remaining 22 Alberta Crown and Natural Gas leases prior to each of their anniversary dates. Accordingly, no lease payments were due or paid during 2011 and the Company wrote off the carrying amount of these leases, totalling $116,748. At December 31, 2011, the Company does not have any obligation to make further annual lease payments.

Note Payable	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note Payable

7.    Note Payable

On May 9, 2011, the Company issued a $35,000 note payable to a related party by common directors (the “Note Payable”). The Note Payable bears interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the entire Note Payable, including accrued interest, at anytime by advising the Lender of such intent to repay 15 days prior to the anticipated date of repayment. The Note Payable is payable on demand by the Lender. See Note. 13 Related Party Transactions.

During the year ended December 31, 2011, the Company recorded interest expense of $905, related to the Note Payable. At December 31, 2011, accrued interest related to the Note Payable was $905.

Stock Options	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock Options

8.    Stock Options

On June 28, 2007, the stockholders of the Company approved its 2007 Stock Option Plan (the “2007 Plan”), which has 50,000 shares reserved for issuance thereunder. The 2007 Plan provides shares available for options granted to employees, directors, officers and consultants of the Company. The expiration date for each option shall be set by the Board of Directors at the time of issue of the options and shall not be more than ten years after the grant date. The exercise price of each option shall be determined by the Board of Directors and will not be less than the market price of the Company’s common shares as of the date of the grant of the stock option.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its financial statements over the requisite service period. The grant date fair value of stock options is based on the price of a share of the Company’s common stock on the date of grant. In determining the grant date fair value of stock options, the Company uses the Black-Scholes option pricing model which requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the Canadian Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Expected volatilities are based on industry comparables using available data and other factors due to the fact that the Company’s stock has only limited trading history. When applicable, the Company will use historical data to estimate option exercises, forfeitures, and employee terminations within the valuation model. For non-employees, the expected term of the options approximate the full term of the options.

The Company recognizes compensation expense for only the portion of stock options that are expected to vest.

On January 1, 2011, the Company adopted U.S. GAAP for financial reporting purposes. The amount of stock-based compensation expense for U.S. GAAP purposes differs from the amount for Canadian GAAP purposes. Under Canadian GAAP it was determined that options granted to certain individuals should be treated as non-employees. Under U.S. GAAP it was determined that these same option grants should be treated as employees. The primary difference in accounting is that under Canadian GAAP the fair of the options are re-valued each reporting period. Under U.S. GAAP, the fair value of stock-based compensation is measured on the grant date (not re-valued each reporting period).

The following table shows the impact on the Company’s statements of operations for each fiscal year ended December 31 had the Company accounted for the stock options in accordance with U.S. GAAP under SFAS 123(R). All stock-based compensation expense has previously been included in “Directors’ fees”. The balance sheet would have reflected a reclass during each fiscal year ended December 31 in the amount of the adjustments detailed below. Upon adoption of U.S. GAAP, the Company recorded a one time cumulative adjustment to increase retained earnings at January 1, 2011 by $112,458 with a corresponding decrease to contributed surplus for the same amount.

	Canadian GAAP	Adjustments	U.S. GAAP

Directors' fees - year ended December 31, 2010	$(27,670)	$3,420	$(24,250)
Directors' fees - year ended December 31, 2009	172,075	(138,942)	33,133
Directors' fees - year ended December 31, 2008	67,053	23,064	90,117
Directors' fees - inception (April 25, 2005) to December 31, 2010	211,458	(112,458)	99,000

The following table sets forth the share-based compensation expense resulting from stock option grants, including those previously granted and vesting over time, which was recorded in the Company’s Statements of Operations for the years ended December 31, 2011, 2010, and 2009:

	Year Ended			Cumulative
	December 31,			April 25, 2005 (inception)
	2011	2010	2009	to December 31, 2011

Directors' fees	$-	$(27,670)	$172,075	$211,458
Modification of warrants - stock-based compensation (Note 9)	898,997	898,997	2,100,352	3,898,346
Total	$898,997	$871,327	$2,272,427	$4,109,804

The following is a summary of the Company’s stock option activity for the years ended December 31, 2011 and 2010:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Options	Exercise Price	Term	Value

Outstanding at December 31, 2009	4,000	$50.50
Cancellations	(2,000)	50.00
Outstanding at December 31, 2010 and 2011	2,000	$51.00	6.5 years (1)	$-

Exercisable at December 31, 2011	2,000	$51.00	6.5 years	$-

Available for grant at December 31, 2011	48,000

(1) Weighted average remaining contractual term is as of December 31, 2011.

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of its fourth quarter of fiscal year 2011 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. The intrinsic value of the options changes based on the fair market value of the Company’s common stock.

On July 14, 2010, the Company cancelled 2,000 stock options granted to a Director and officer of the Company on August 10, 2009, at an exercise price of $50.00 per share. These stock options had not vested as of their cancellation date. Therefore, the Company recorded a reversal of previously recognized stock-based compensation expense of $27,670 during the year ended December 31, 2010 related to these stock options.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2011:

		Stock Options Outstanding			Stock Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
	Number of	Remaining	Average	Number of	Remaining	Average
	Options	Contractual	Exercise	Options	Contractual	Exercise
Exercise Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$51.00	2,000	6.5	$51.00	2,000	6.5	$51.00

At December 31, 2011, the Company did not have any unrecognized stock-based compensation related to its stock options.

Effective March 22, 2012, Mr. Pratt Barndollar resigned as a director of the Company. His resignation was not the result of any disputes or disagreements with the Company. The Board has agreed that Mr. Barndollar will retain the right to exercise the stock option originally granted to him on June 30, 2008, to purchase up to 2,000 shares of the Company’s common stock at an exercise price of $51 per share, until its expiration date of June 30, 2018.

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.

Warrants	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Warrants

9.    Warrants

On May 26, 2005, the Company completed a private placement of 115,500 units (the “Units”) of its securities at a price of $1.00 per Unit. Each Unit consisted of:

•	One share of the Company’s common stock, no par value per share;
•	One Class A Warrant exercisable at $25.00 per share until May 26, 2010;
•	One Class B Warrant exercisable at $50.00 per share until May 26, 2011; and
•	One Class C Warrant exercisable at $100.00 per share until May 26, 2012;

Originally, all of the warrants were to have become exercisable on May 26, 2008. During 2008, the vesting dates of the warrants were extended. On March 25, 2008, the Company agreed to extend the vesting of the Company’s Class A, Class B and Class C warrants. As a result of the agreements between the Company and the respective warrant holders, the warrant vesting date was extended to May 26, 2009 with respect to the Class A warrants, to November 26, 2009 with respect to the Class B warrants, and to May 26, 2010 with respect to the Class C warrants. All other terms of the warrant agreements remain unchanged and accordingly there was no change in the fair value to be recognized.

On November 19, 2009, the Company agreed to further extend the vesting of the Company’s Class B and Class C warrants. As a result of the letter agreements between the Company and the respective warrant holders, the warrant vesting date was extended from November 26, 2009 to November 26, 2011 with respect to the Class B warrants and from May 26, 2010 to May 26, 2012 with respect to Class C warrants. In addition, the warrant expiration date was extended from May 26, 2010 to May 26, 2012 with respect to the Class A warrants, from May 26, 2011 to May 26, 2013 with respect to the Class B warrants, and from May 26, 2012 to May 26, 2014 with respect to the Class C warrants. All other terms of the warrant agreements remained unchanged.

The aggregate fair value of the modification of the warrants made on November 19, 2009, determined using the Black-Scholes pricing model was $4,313,782, which is being amortized over the revised vesting term(s). The fair value of the original warrants and the fair value of the modified warrants were estimated as of the date of modification using the Black-Scholes option pricing model with the following weighted-average assumptions: risk-free interest rate of 2.03%, dividend yield of 0.00%, volatility of 118.25%, and expected life of 3.43 years.

During the years ended December 31, 2011, 2010, and 2009, the Company recognized stock-based compensation of $898,997, $898,997, and $2,100,352, respectively, related to the modification of these warrants. See Note 8. Stock Options. At December 31, 2011 there is $415,436 in unrecognized stock-based compensation related to these warrants, which will be recognized in 2012.

The following table summarizes warrant-related activity for the years ended December 31, 2011, and 2010:

						Weighted
						Average
						Remaining
			Outstanding at		Outstanding at	Contractual
	Exercise	Expiration	December 31,		December 31,	Life (Years) at
Class	Price	Date	2009	Exercised	2010 and 2011	December 31, 2011

A	$25.00	May 26, 2012	106,407	(2,000)	104,407	0.4
B	50.00	May 26, 2013	115,500	-	115,500	1.4
C	100.00	May 26, 2014	115,500	-	115,500	2.4
			337,407	(2,000)	335,407	1.4

The weighted average exercise price of the warrants is $59.44 per share. The Class A and Class B Warrants are fully vested and exercisable as of December 31, 2011, whereas the Class C Warrants vest and become fully exercisable on May 26, 2012.

The Company has the right, at its sole discretion, to accelerate the maturity date and to lower the exercise price of all of the warrants.

Cash received from warrants exercised during the years ended December 31, 2011, 2010, and 2009 was $nil, $50,000 and $107,796, respectively.

Bridge Loan Payable	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Bridge Loan Payable

10.    Bridge Loan Payable

On November 6, 2008, the Company entered into a $117,145 bridge loan agreement with two unrelated parties. For the year ended December 31, 2009, the loan bore interest at the Bank of Canada Prime Rate of 2% (2008 - 3.50%) plus 1% per annum. Loan principal and accrued interest in the amount of $57,672 was due on October 14, 2009 and $59,473 was due on November 6, 2009. The loan was unsecured and may be converted to common shares of the Company at the discretion of the Borrower or Lender at a conversion rate based on the quoted market value of the Company’s common shares, which was determined by the Borrower and the Lender on the date of conversion.

During the year ended December, 31, 2009, the Company entered into agreements whereby the lenders exercised previously held Class A warrants for the purchase of 4,780 restricted shares of common stock at $25 per share and then set-off the proceeds of the exercise against the outstanding loan balance of $119,485 (including accrued interest). The shares from the exercise of the warrants are presented as an obligation to issue shares. The shares were issued in April 2010.

Share Repurchase Option	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Share Repurchase Option

11.    Share Repurchase Option

The Company holds an irrevocable right to repurchase all or a portion of the 300,000 shares of common stock owned by two of its Directors for a price of $1.00 per share. The right can be exercised by the Company at any time and at its sole discretion. The Company is not obligated to repurchase the shares at any time or for any reason (such as termination of employment, a change of control of the Company or failure to reach performance goals). The repurchase right held by the Company will continue with respect to and for so long as any of the 300,000 shares issued to these directors are held by them (or any of their affiliates or family members), and will survive any such director’s resignation as an officer or director of the Company. The Company may exercise its right of repurchase on some or all of the shares held, directly or indirectly, by these directors by delivering a notice of such exercise to such director(s) not less than seven calendar days prior to the closing of such repurchase. The directors agree that they shall not, directly or indirectly, sell, exchange, pledge, hypothecate, transfer, gift, grant an irrevocable proxy with respect to, devise, assign or in any other way dispose of, encumber or grant a security interest in any of the shares or any interest therein. The directors also agree and acknowledge that said restriction is in addition to all applicable securities laws and regulations.

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes

12.    Income Taxes

The reconciliation of income tax provision computed at Canadian statutory rates of 26.5% (2010 – 28%; 2009 - 30%; to the reported income tax provision is as follows:

	2011	2010	2009

Income tax benefit	$278,340	$272,000	$698,376
Stock-based compensation	(238,234)	(244,000)	(681,728)

	40,106	28,000	16,648
Change in future income taxes resulting from enacted tax rate reduction	(19,301)	(3,000)	(4,470)
Change in valuation allowance	(20,805)	(25,000)	(12,178)

Income tax provision	$-	$-	$-

The significant components of future income tax assets are as follows:

	2011	2010

Non-capital losses	$291,671	$257,074
Oil and gas interests	116,748	68,231

	408,419	325,305

Income tax rate	25%	25%

Income tax asset	102,105	81,300
Valuation allowance	(102,105)	(81,300)

	$-	$-

The valuation allowance reflects the Company’s estimate that the tax assets more likely than not will not be realized.

The Company has accumulated non-capital losses for income tax purposes of $291,671. The losses expire in the following years:

2015	$8,950
2026	35,123
2027	61,618
2028	64,307
2029	55,493
2030	31,583
2031	34,597

$291,671

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

13.    Related Party Transactions

On May 9, 2011, the Company issued a $35,000 note payable to a related party by common directors. During the year ended December 31, 2011, the Company recorded interest expense of $905, related to the Note Payable, all of which was included in accrued interest at December 31, 2011. See Note 7. Note Payable.

During the year ended December 31, 2009 the Company paid $1,500 for directors’ fees. The Company did not incur any director related fees during the years ended December 31, 2011 and 2010. During the years ended December 31, 2011, 2010, and 2009, the Company paid management fees of $nil, $4,500, and $8,800, respectively to a former officer and director of the Company, which is included in consulting fees. There were no unpaid director or management fees at December 31, 2011.

The Company believes that the transactions referenced above were on terms at least as favorable to the Company as the Company could have obtained from unaffiliated parties.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

14.    Subsequent Events

Effective March 22, 2012, Mr. Pratt Barndollar resigned as a director of the Company. His resignation was not the result of any disputes or disagreements with the Company. The Board has agreed that Mr. Barndollar will retain the right to exercise the stock option originally granted to him on June 30, 2008, to purchase up to 2,000 shares of the Company’s common stock at an exercise price of $51 per share, until its expiration date of June 30, 2018.

On March 22, 2012, the Company entered into an $11,000 loan agreement with an unrelated third party. The loan bears interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the entire loan including the outstanding interest at anytime by advising the Lender of such intent to repay 15 days prior to the anticipated date of repayment.